Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Leasehold improvements	$ 212,334			$ 33,800
Loss on disposal of property and equipment	(15,291)
Depreciation expenses	$ 14,578	$ 4,776	$ 5,131